Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held for Sale [Abstract]
Schedule of Assets Held For Sale	Assets held for sale consisted of the following:
	As of December 31,
	2024	2025
Building held for sale	$2,000,116	$—
Assets held for sale	$2,000,116	$—